Income Taxes (Narrative) (Details) (EUR €)	12 Months Ended
	Dec. 31, 2014	Apr. 11, 2013
Income Tax Examination, Penalties from Examination	€ 772,822
of which late interest	374,156
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	22,366,000
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	15,757,000	22,366,000
Edap Tms France Sas [Member]
Operating Loss Carryforwards	183,000
Edap Technomed Co Ltd [Member]
Operating Loss Carryforwards	2,390,000
Edap Tms Gmbh [Member]
Operating Loss Carryforwards	398,000
Edap Tms Sa [Member]
Operating Loss Carryforwards	46,485,000
Edap technomed italia srl [Member]
Operating Loss Carryforwards	352,000
Foreign Tax Authority [Member] | Edap TechnomedI nc [Member]
Operating Loss Carryforwards	€ 16,093,000